TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before income tax expense:	$ 2,679	$ 1,870	$ (2,544)
Current tax expense:	38	32	63
Deferred taxes:	33	45
Income tax expense	71	77	63
Israel [Member]
Income (loss) before income tax expense:	2,504	1,741	(2,663)
Current tax expense:			14
Deferred taxes:	33	45
Foreign Jurisdictions [Member]
Income (loss) before income tax expense:	175	129	119
Current tax expense:	$ 38	$ 32	$ 49